INCOME TAXES - Schedule of Reconciliation of Income Tax Expense (Parenthetical) (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Major components of tax expense (income) [abstract]
Accumulated tax credits paid amount in abroad	$ 190.0
Accumulated tax credits paid amount in abroad remaining balance	$ 6.6